As filed with the Securities and Exchange Commission on December 20, 2001


                                                                      File Nos.
                                                                       33-31326
                                                                       811-5878

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre- Effective Amendment No. _____

   Post-Effective Amendment No.  22                   (X)
                                -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    23                                (X)
                   -----

                        FRANKLIN VALUE INVESTORS TRUST
                        ------------------------------
               (Formerly Franklin Balance Sheet Investment Fund)
              (Exact Name of Registrant as Specified in Charter)

                  ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403 (Address of
              Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

         MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
         ------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on January 1, 2002 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(i)
  [ ] on (date) pursuant to paragraph (a)(i)
  [ ] 75 days after filing pursuant to paragraph (a)(ii)
  [ ] on [date] pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's Class A, B and C prospectus and statement of additional information dated March 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on February 27, 2001 (File Nos. 33-31326 and 811-5878) are hereby incorporated by reference.



FVIT P-3

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN VALUE INVESTORS TRUST
        (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE
         FUND, FRANKLIN MICROCAP FUND AND FRANKLIN SMALL CAP VALUE FUND,
                         FORMERLY FRANKLIN VALUE FUND )
                               DATED MARCH 1, 2001



The prospectus is amended as follows:

I. A fee of 2% of redemption proceeds will be assessed upon Market Timers (as defined in the Prospectus under the section "ACCOUNT POLICIES - MARKET TIMERS") who redeem or exchange their shares of the Funds within 90 days of purchase. The fee is paid to the Funds to help offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund.

This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investor Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program.

II.  As of January 1, 2002, the Franklin Balance Sheet Investment
Fund offers five classes of shares:  Class A, Class B, Class C,
Class R and Advisor Class.

III. Effective November 1, 2001, Franklin Value Fund changed its name to "Franklin Small Cap Value Fund." The Fund pursues a value investment strategy and invests in equity securities of companies with market cap values generally less than $1.5 billion at the time of purchase. The paragraphs below explain these changes and replace the first paragraph of the "Main Investment Strategies" section and the callout box on page 20 of the current prospectus. These changes have been approved by the board of trustees.

MAIN INVESTMENT STRATEGIES The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. Shareholders will be given 60 days' advance notice of any change to this policy. The Fund invests in equity securities of companies that the manager believes are undervalued at the time of purchase. Common stocks and preferred stocks are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following:

[Begin Callout]
The Fund normally invests most of its assets in small capitalization companies that the manager believes are selling below the underlying value of their assets.
[End Callout]

IV. Footnote 1 in the "Performance" sections on pages 6, 12, 18 and 24 are updated with the following:

As of October 31, 2001, the year-to-date return for Class A was as follows:

   %                      FUND
----------------------------------------------------
-2.99    Franklin Balance Sheet Investment Fund
-6.34    Franklin Large Cap Value Fund
22.27    Franklin MicroCap Value Fund
-11.38   Franklin Value Fund

V. The section "Fees and Expenses" on page 7 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS B/1  CLASS C/1  CLASS R/2
-----------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering    5.75%      4.00%      1.99%      1.00%
price

  Load imposed on purchases    5.75%      None       1.00%      None
  Maximum deferred sales
charge                         None/3     4.00%/4    0.99%/5   1.00%
  (load)

Please see "Choosing a Share Class" on page 37 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)

                               CLASS A  CLASS B/1  CLASS C/1  CLASS R/2
-------------------------------------------------------------------
Management fees                0.48%    0.48%      0.48%       0.48 %
Distribution and service
(12b-1) fees                   0.25%    1.00%      1.00%       0.50 %
Other expenses                 0.33%    0.33%      0.33%       0.33 %
                               ------------------------------------
Total annual Fund operating
expenses                       1.06%    1.81%      1.81%       1.31%
                               ------------------------------------

1. The Fund began offering Class B and C shares on March 1, 2001. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended October 31, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under the Class B and Class C Rule 12b-1 plans.
2. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended May 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 37) and purchases by certain retirement plans without an initial sales charge.
4. Declines to zero after six years.
5. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return
each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A                      $677/1    $893     $1,126    $1,795
CLASS B                      $584      $869     $1,180    $1,930/2
CLASS C                      $381      $664     $1,070    $2,205
CLASS R                      $233      $415     $718      $1,579

If you do not sell your shares:

CLASS B                      $184      $569     $980      $1,930/2
CLASS C                      $282      $664     $1,070    $2,205
CLASS R                      $133      $415     $718      $1,579

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

VI. For the MicroCap Value Fund under the "Goal and Strategies" section on page 14, the following paragraphs are added:

When the Fund's assets total $300 million, no new accounts will be accepted. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions; however, exchanges into the Fund will not be allowed. Please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

VII. For the MicroCap Value Fund, under the "Main Investment Strategies" section beginning on page 14, the first and fifth paragraphs will be replaced with the following on September 1, 2001:

MAIN INVESTMENT STRATEGIES, The Fund normally invests at least 65% of its net assets in equity securities of companies with market capitalization (the total market value of a company's outstanding stock) under $300 million at the time purchased by the Fund ("micro cap") that the Fund's manager believes are currently undervalued and have the potential for significant capital appreciation. Common stocks and preferred stocks are examples of equity securities.

The Fund may invest up to 35% of its net assets in securities of companies which have market capitalization in excess of $300 million.

VIII. The following information is added to the "Financial
Highlights" section beginning on page 33:

                                 SIX MONTHS
                                   ENDED
                                APRIL 30,2001
BALANCE SHEET FUND - CLASS A     (UNAUDITED)
------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 34.83
                            ------------
  Net investment income/1           .22
  Net realized and
unrealized                         3.87
  gains (losses)
                            ------------
Total from investment
operations                         4.09
                            ------------
  Distributions from
  net investment income           (.21)
  Distributions from net
  realized gains                  (.60)
                            ------------
Total distributions               (.81)
                            ------------
Net asset value, end of           38.11
year
                            ------------

Total return (%)/2                12.07

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   1,289,593
Ratios to average net
assets: (%)
  Expenses                         .98/3
  Net investment income           1.22/3
Portfolio turnover rate (%)       13.82


                                  SIX MONTHS
                                    ENDED
                                 APRIL 30,  2001
BALANCE SHEET FUND - CLASS B      (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 37.26
                            ------------
  Net investment income/1         (.04)
  Net realized and
unrealized                          .90
  gains (losses)
                            ------------
Total from investment
operations                          .86
                            ------------
  Distributions from
  net    investment income        (.06)
                            ------------
Net asset value, end of           38.06
year
                            ------------

Total return (%)/2                 2.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       1,180
Ratios to average net
assets: (%)
  Expenses                        1.62/3
  Net investment income          (.60)/3
Portfolio turnover rate (%)       13.82


                                  SIX MONTHS
                                     ENDED
                                  APRIL 30, 2001
BALANCE SHEET FUND - CLASS C      (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 37.26
                            ------------
  Net investment income/1         (.04)
  Net realized and
unrealized                          .89
  gains (losses)
                            ------------
Total from investment
operations                          .85
                            ------------
  Distributions from
  net investment income            (.06)
                            ------------
Net asset value, end of           38.05
year
                            ------------

Total return (%)/2                 2.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       2,582
Ratios to average net
assets: (%)
  Expenses                        1.62/3
  Net investment income          (.58)/3
Portfolio turnover rate (%)       13.82

1.    Based on average shares outstanding.
2.    Total return does not include sales charges.
3.    Annualized.



                                  SIX MONTHS
                                     ENDED
                                  APRIL 30, 2001
LARGE CAP VALUE FUND - CLASS A     (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of period               11.12
                            ------------
  Net investment income/1           .07
  Net realized and
unrealized                         1.40
  gain
                            ------------
Total from investment              1.47
operations
                            ------------
                            ------------
Less distributions from
net investment income             (.08)
                            ------------
                            ------------
Net asset value, end of           12.51
period
                            ------------

Total return (%)/2                13.33

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
($ x 1,000)                      13,082
Ratios to average net
assets: (%)
  Expenses                        1.25/3
  Expenses excluding
waiver and                        1.84/3
   payments by affiliate
  Net investment income           1.22/3
Portfolio turnover rate (%)        4.23


                                   SIX MONTHS
                                     ENDED
                                  APRIL 30, 2001
LARGE CAP VALUE FUND - CLASS B     (UNAUDITED)
-----------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of period               11.11
                            ------------
  Net investment income/1           .04
  Net realized and
unrealized                         1.39
  gains
                            ------------
Total from investment              1.43
operations
                            ------------
                            ------------
Less distributions from
net investment income             (.07)
                            ------------
                            ------------
Net asset value, end of           12.47
period
                            ------------

Total return (%)/2                12.94

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       2,434
Ratios to average net
assets: (%)
  Expenses                        1.77/3
  Expenses excluding
waiver and                        2.36/3
   payment by affiliate
  Net investment income            .66/3
Portfolio turnover rate (%)        4.23


                                  SIX MONTHS
                                    ENDED
                                 APRIL 30, 2001
LARGE CAP VALUE FUND - CLASS C    (UNAUDITED)
-----------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of period               11.11
                            ------------
  Net investment income/1           .04
  Net realized and
unrealized                         1.39
  gains
                            ------------
Total from investment              1.43
operations
                            ------------
Less distributions from
net investment income             (.07)
                            ------------
                            ------------
Net asset value, end of           12.47
period
                            ------------

Total return (%)/2                12.95

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
($ x 1,000)                       8,071
Ratios to average net
assets: (%)
  Expenses                        1.87/3
  Expenses excluding
waiver and                        2.46/3
   payment by affiliate
Net investment income              .62/3
Portfolio turnover rate (%)        4.23

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.


                                  SIX MONTHS
                                     ENDED
                                  APRIL 30, 2001
MICROCAP VALUE FUND               (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year    18.88
                                    ----------
 Net investment income (loss)/1         .03
 Net realized and unrealized gains     4.26
(losses)
                                    ----------
Total from investment operations       4.29
                                    ----------
 Distributions from net investment     (.09)
income
 Distributions from net realized       (.63)
gains
                                    ----------
Total distributions                    (.72)
                                    ----------
Net asset value, end of year          22.45
                                    ==========
Total return (%)/2                    23.68

RATIOS/SUPPLEMENTAL DATA Net assets, end of year ($ x 1,000) 152,132 Ratios to average net assets: (%)
 Expenses                              1.32/3
 Net investment income (loss)           .31/3
Portfolio turnover rate (%)           13.22/3

1. Based on average shares outstanding effective year ended
October 31, 1999.
2. Total return does not include sales charge, and is not annualized.
3. Annualized.

                                   SIX MONTHS
                                     ENDED
                                   APRIL 30, 2001
VALUE FUND - CLASS A                (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year      20.86
                                      ---------
 Net investment income (loss)/1           .04
 Net realized and unrealized gains       4.40
(losses)
                                      ---------
Total from investment operations         4.44
                                      ---------
 Distributions from net investment       (.03)
income
 Distributions from net realized        --
gains
                                      ---------
Total distributions                      (.03)
                                      ---------
Net asset value, end of year            25.27
                                      =========
Total return (%)/2                      21.24

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)   104,901
 Expenses                                1.39/3
 Expenses excluding waiver and
payments
 by affiliate                            1.39/3
 Net investment income                    .36/3
Portfolio turnover rate (%)             11.21

                                    SIX MONTHS
                                      ENDED
                                   APRIL 30, 2001
VALUE FUND - CLASS B                (UNAUDITED)
-----------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of year      20.61
                                      ---------
 Net investment loss/1                   (.04)
 Net realized and unrealized gains       4.35
(losses)
                                      ---------
Total from investment operations         4.31
                                      ---------
Net asset value, end of year            24.92
                                      =========
Total return (%)/2                      20.87

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)     7,838
Ratios to average net assets: (%)
 Expenses                                2.08/3
 Net investment loss                     (.36)/3
Portfolio turnover rate (%)             11.21

                                    SIX MONTHS
                                      ENDED
                                   APRIL 30, 2001
VALUE FUND - CLASS C                (UNAUDITED)
-----------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year      20.40
                                      ---------
 Net investment income (loss)/1          (.03)
 Net realized and unrealized gains       4.30
(losses)
                                      ---------
Total from investment operations         4.27
                                      ---------
 Distributions from net investment      --
 income
 Distributions from net realized        --
 gains
                                      ---------
Total distributions                     --
                                      ---------
Net asset value, end of year            24.67
                                      =========
Total return (%)/2                      20.88

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)     43,298
Ratios to average net assets: (%)
 Expenses                                2.05/3
 Expenses excluding waiver and
 payments by affiliate                   2.05/3
 Net investment loss                     (.30)/3
Portfolio turnover rate (%)             11.21

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

IX.  The first paragraph under the section "Choosing a Share
Class" on page 37 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A            CLASS B        CLASS C        CLASS R
--------------------------------------------------------------------
o  Initial         o   No         o  Initial     o  No initial
   sales charge       initial        sales          sales charge
   of 5.75% or        sales          charge of
   less               charge         1%

o  Deferred        o  Deferred    o  Deferred    o  Except for
   sales charge       sales          sales          ValuSelect
   of 1% on           charge of      charge of      plans and
   purchases of       4% on          1% on          plans for
   $1 million or      shares you     shares you     which Franklin
   more sold          sell           sell           Templeton
   within 12          within the     within 18      Investments
   months.            first          months         provides
   Effective for      year,                         recordkeeping,
   purchases on       declining                     deferred sales
   or after           to 1%                         charge of 1%
   February 1,        within six                    on shares you
   2002, the          years and                     sell within 18
   holding period     eliminated                    months
   is extended to     after that                    (charged at
   18 months.                                       plan level
                                                    based on
                                                    initial
                                                    investment for
                                                    Qualified
                                                    plans).

o  Lower           o  Higher      o  Higher      o  Higher
   annual             annual         annual         annual
   expenses than      expenses       expenses       expenses than
   Class B, C or      than Class     than Class     Class A due to
   R due to lower     A (same as     A (same as     higher
   distribution       Class C)       Class B)       distribution
   fees               due to         due to         fees (lower
                      higher         higher         than Class B
                      distribution   distribution   and Class C).
                      fees.          fees. No       No conversion
                      Automatic      conversion     to Class A
                      conversion     to Class A     shares, so
                      to Class A     shares, so     annual
                      shares         annual         expenses do
                      after          expenses       not decrease.
                      eight          do not
                      years,         decrease.
                      reducing
                      future
                      annual
                      expenses.


X. Under the section "Investments of $1 Million or More" on page 37, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

XI. The section "Retirement Plans" on page 38 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

XII.  The following is added under the section "Choosing a Share
Class" on page 37:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 39 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XIII. The paragraph heading on page 39 "Contingent Deferred Sales Charge (CDSC)
- Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XIV. The second paragraph under "Reinstatement Privilege" on page
40 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XV. The table under "Buying Shares - Minimum investments" on page
41 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts including           no minimum   no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

XVI. The footnote under the section "Distribution Options" on page 44 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XVII. The following sentence is added under "Franklin Templeton Online" on page 45:

You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

XVIII. The first paragraph under "Telephone/Online Privileges" on page 45 is replaced with the following:

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

 XIX. The following is added to the third sentence of the second paragraph of "Telephone/Online Privileges" on page 45:

If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

 XX. The third and fourth paragraphs under "Telephone/Online Privileges" on page 45 are deleted.

 XXI.  The  seventh  sentence  of the fifth  paragraph  on page 45
 under   "Telephone/Online   Privileges"   is  replaced  with  the
 following:

Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges.

 XXII. The last sentence under "Statements and Reports" on page 50 is replaced with the following:

You can also review these documents on our website if you have registered to view your account information online. If you are registered for online services, you may also enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most Funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

XXIII. The following section is added after "Joint Accounts" on page 51:

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means THAT ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

XXIV.  The following paragraph is added under the section
"Exchange Privilege" beginning on page 46:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XXV. The section "Dealer Compensation" on page 52 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

BALANCE SHEET FUND, LARGE CAP VALUE FUND AND MICROCAP VALUE FUND

                      CLASS A         CLASS B     CLASS C      CLASS R

---------------------------------------------------------------------
COMMISSION (%)         ---              4.00       2.00/4       1.00/6
Investment under       5.00             ---         ---
$50,000
$50,000 but under      3.75             ---         ---
$100,000
$100,000 but under     2.80             ---         ---
$250,000
$250,000 but under     2.00             ---         ---
$500,000
$500,000 but under     1.60             ---         ---
$1 million
$1 million or more     up to 1.00/1     ---         ---        0.35/6
12B-1 FEE TO DEALER    /1,/2            0.25/3      1.00/5



VALUE FUND                    CLASS A        CLASS B      CLASS C
--------------------------------------------------------------------
COMMISSION (%)                 ---            4.00         2.00/4
Investment under $50,000       5.00           ---          ---
$50,000 but under $100,000     3.75           ---          ---
$100,000 but under $250,000    2.80           ---          ---
$250,000 but under $500,000    2.00           ---          ---
$500,000 but under $1 million  1.60           ---          ---
$1 million or more             up to 1.00/1   ---          ---
12B-1 FEE TO DEALER            0.35/1         0.25/3       1.00/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. The Large Cap Value Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee.
5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


         Please keep this supplement for future reference.





FVIT SA-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN VALUE INVESTORS TRUST
        (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE
         FUND, FRANKLIN MICROCAP FUND AND FRANKLIN SMALL CAP VALUE FUND,
                         FORMERLY FRANKLIN VALUE FUND)
                               DATED MARCH 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Balance Sheet Investment Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders for the six month period ended April 30, 2001, are also incorporated by reference.

III.  The third paragraph under the section "Organization, Voting
Rights and Principal Holders" on page 27 is replaced with the following:

The Balance Sheet Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Balance Sheet Fund began offering Class B, C and Advisor Class shares on March 1, 2001. The Small Cap Value Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Large Cap Value Fund currently offers three classes of shares, Class A, Class B and Class C. MicroCap Value Fund currently offers one class of shares, Class A. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Balance Sheet Investment Fund - Class A
o     Franklin Balance Sheet Investment Fund - Class B
o     Franklin Balance Sheet Investment Fund - Class C
o     Franklin Balance Sheet Investment Fund - Class R
o     Franklin Balance Sheet Investment Fund - Advisor Class
o     Franklin Large Cap Value Fund - Class A
o     Franklin Large Cap Value Fund - Class B
o     Franklin Large Cap Value Fund - Class C
o     Franklin MicroCap Value Fund - Class A
o     Franklin Small Cap Value Fund - Class A
o     Franklin Small Cap Value Fund - Class B
o     Franklin Small Cap Value Fund - Class C
o     Franklin Small Cap Value Fund - Advisor Class

IV.  The following is added to the section "Organization, Voting
Rights and Principal Holders" on page 27:

As of December 3, 2001, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS             SHARE CLASS    PERCENTAGE
                                                (%)
-------------------------------------------------------
BALANCE SHEET FUND
The Manufacturers Life         Class A       16.01
Insurance Co.
Attn: Rose Chuck Sts. Acct.
250 Bloor Street E. 7E FL
Toronto, ON M4W 1E5
Canada

LARGE CAP VALUE FUND
Franklin Advisers Inc.         Class A       7.26
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
Burlingame, CA  94403-1906

Donaldson Lufkin Jenrette      Class B       5.10
Securities Corporation Inc
PO Box 2052
Jersey City, NJ 07303-2052

LPL Financial Services         Class C       5.73
9785 Towne Centre Drive
San Diego, CA  92121-1968

SMALL CAP VALUE FUND
FTB&T Trust Services FBO       Advisor       9.64
R. Martin Wiskemann             Class
P.O. Box 5086
San Mateo, CA  94402-0086

FTB&T Trust Services FBO       Advisor       9.12
Rupert Johnson                  Class
P.O. Box 5086
San Mateo, CA  94402-0086

FTB&T Trust Services FBO       Advisor       6.86
Charles Rubens II               Class
P.O. Box 5086
San Mateo, CA  94402-0086

FTB&T TTEE for Defined         Advisor       21.90
Contribution Services           Class
Franklin Resources PSP
Attn. Securities Settlement
P.O. Box 2438
Rancho Cordova, CA
95741-2438

Note: Rupert H. Johnson, Jr., who is an officer of the Trust may be considered a beneficial holder of the Large Cap Value Fund shares held by Franklin Advisers, Inc. (Advisers). As a principal shareholder of Franklin Resources, Inc., he may be able to control voting of Advisers shares of the Large Cap Value Fund. Rupert H. Johnson, Jr. serves on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, he participates in the voting of such shares. Rupert H. Johnson, Jr. disclaims beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 16% of the outstanding shares of the Small Cap Value Advisor Class and less than 1% of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

V. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 29 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

VI.  The first and second paragraphs under "Buying and Selling
Shares - Retirement plans" on page 31 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002,(i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VII.  The second paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 32 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VIII.  The third paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 32 is deleted.

IX.  The fourth paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 32 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

X. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 32 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI.  The following is added under the section "Buying and Selling
Shares - CDSC waivers" on page 32:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XII. The following is added under the section "Buying and Selling Shares," beginning on page 28:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XIII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 36 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Balance Sheet, Large Cap Value and Small Cap Value Funds pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Balance Sheet Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIV. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 37 is replaced with "The Class A, B, C and R plans."

XV. The first paragraph under "Performance" on page 37 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Balance Sheet Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

XVI. The following information is added to the applicable section
"Performance," which begins on page 37:

AVERAGE ANNUAL TOTAL RETURN The average annual total returns for the indicated periods ended April 30, 2001, were:

                                  1         5        10       SINCE
                     INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A                DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund   04/02/90   19.16     10.59     14.51      --
Large Cap Value      06/01/00     --       --        --       18.78
Fund
MicroCap Value       12/12/95   26.22     10.00      --       12.70
Fund
Small Cap Value      03/11/96   25.51     9.27      10.32      --
Fund

                                                   1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01     --       -1.69
Large Cap Value                       06/01/00     --       21.47
Fund
Small Cap Value                       01/01/99    28.44     12.99
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS C                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01     N/A      0.29
Large Cap Value                       06/01/00     N/A      23.26
Fund
Small Cap Value                       09/03/96    30.04     9.86
Fund


CUMULATIVE TOTAL RETURN The cumulative total returns for the indicated periods ended April 30, 2001 were:

                                  1         5        10       SINCE
                     INCEPTION   YEAR     YEARS     YEARS   INCEPTION
CLASS A                DATE      (%)       (%)       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund   04/02/90  19.16    65.45      287.74      --
Large Cap Value      06/01/00  -26.66   --           --       9.00
Fund
MicroCap Value       12/12/95  26.22    61.02        --       90.30
Fund
Small Cap Value      03/11/96  25.51    55.76        --       65.64
Fund

                                                   1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS B                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01     --       -1.69
Large Cap Value                       06/01/00   -25.84     10.09
Fund
Small Cap Value                       01/01/99    28.44     32.91
Fund

                                                    1       SINCE
                                      INCEPTION   YEAR    INCEPTION
CLASS C                                 DATE       (%)       (%)
--------------------------------------------------------------------
Balance Sheet Fund                    03/01/01     --       0.29
Large Cap Value                       06/01/00   -24.25     13.03
Fund
Small Cap Value                       09/03/96    30.04     54.93
Fund


         Please keep this supplement for future reference.





                        FRANKLIN VALUE INVESTORS TRUST
                              File Nos. 33-31326
                                   811-5878
                                   FORM N-1A
                                    PART C
                               OTHER INFORMATION

      ITEM 23.  EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)       Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated September 11, 1989
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Balance Sheet Investment Fund dated September 21, 1995
                Filing: Post-Effective Amendment No. 9 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 26, 1995

      (b)  By-laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

          (i) Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

         (ii) Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

         (iii) Management Agreement between Registrant on behalf of Franklin Value Fund and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

        (iv) Investment Advisory Agreement dated June 1, 2000 between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (e)  Underwriting Contracts

         (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated March 1, 1998
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

          (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

          (ii)  Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

         (iii)  Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

        (iv) Amendment dated March 28, 2001, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

        (v) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

        (vi) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001

         (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (ii) Administration Agreement between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Templeton Services LLC
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of counsel dated December 14, 1998
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

      (j)  Other Opinions

                Consent of Independent Auditors

      (k)       Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

          (i) Letter of Understanding relating to Initial Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii) Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing date: December 1, 1995

          (iii) Letter of Understanding relating to Initial Capital of Franklin Value Fund dated December 4, 1995
                Filing: Post-Effective Amendement No. 11 to Registration Statement on Form N1-A
                File No. 33-312326
                Filing date: March 8, 1996

          (iv) Letter of Understanding relating to Initial Capital of Franklin Value Fund - Class C dated August 30, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (v)   Letter of Understanding relating to Initial
                Capital of Franklin Large Cap Value Fund dated May
                30, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

      (m)  Rule 12b-l Plan

          (i) Amended and Restated Distribution Plan between Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc., pursuant to Rule 12b-1 dated July 1, 1993
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: September 21, 1995

          (ii) Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc., dated December 12, 1995
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (iii) Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Value Fund and Franklin/Templeton Distributors, Inc., dated March 11, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

           (iv) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Value Fund and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

           (v) Class A Distribution Plan dated June 1, 2000 pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - and Franklin/Templeton Distributors, Inc. dated June 1, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (vi) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund - Class B and Franklin/Templeton
                Distributors, Inc. dated  June 1, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (vii) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Large Cap Value and Franklin Value Fund and Franklin Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

        (viii) Class B Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001

          (ix) Class C Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2001

           (x) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002

      (n)       Rule 18f-3 Plan

           (i)  Multiple Class Plan for Franklin MicroCap Value Fund June 12,
                1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

(ii)  Multiple Class Plan for Franklin Value Fund dated June 23, 1998
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

         (iii) Multiple Class Plan for Franklin Large Cap Value Fund dated June 1, 2000
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

         (iv)   Multiple Class Plan for Franklin Balance Sheet
                Investment Fund dated October 8, 2001

      (p)  Code of Ethics

          (i)   Code of Ethics

(q)   Power of Attorney

           (i)  Power of Attorney dated February 24, 2000
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 25, 2000

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers and directors of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable




                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of December, 2001.


                               FRANKLIN VALUE INVESTORS TRUST
                               (Registrant)

                               By: /s/ David P. Goss
                                   ------------------
                                   David P. Goss
                                   Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*                Trustee and Principal
-------------------
William J. Lippman                 Executive Officer
                                   Dated: December 17, 2001

MARTIN L. FLANAGAN*                Principal Financial Officer
-------------------
Martin L. Flanagan                 Dated: December 17, 2001

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
------------------------
Kimberley H. Monasterio            Dated: December 17, 2001

FRANK T. CROHN*                    Trustee
---------------
Frank T. Crohn                     Dated: December 17, 2001

CHARLES RUBENS, II*                Trustee
-------------------
Charles Rubens, II                 Dated: December 17,  2001

LEONARD RUBIN*                     Trustee
--------------
Leonard Rubin                      Dated: December 17, 2001

*By   /s/ David P. Goss
      _______________________________
     David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)






                        FRANKLIN VALUE INVESTORS TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                               LOCATION

EX-99.(a)(i)      Agreement and Declaration of Trust           *
                  dated September 11, 1989

EX-99.(a)(ii)     Certificate of Amendment of Agreement        *
                  and Declaration of Trust of Franklin
                  Balance Sheet Investment Fund dated
                  September 21, 1995

EX-99.(b)(i)      By-Laws                                      *

EX-99.(d)(i)      Management Agreement between Registrant      *
                  on behalf of Franklin Balance Sheet
                  Investment Fund and Franklin Advisory
                  Services, LLC, dated April 1, 1999

EX-99.(d)(ii)     Management Agreement between Registrant      *
                  on behalf of Franklin MicroCap Value
                  Fund and Franklin Advisory Services,
                  LLC, dated April 1, 1999

EX-99.(d)(iii)    Management Agreement between Registrant      *
                  on behalf of Franklin Value Fund and
                  Franklin Advisory Services, LLC, dated
                  April 1, 1999

EX-99.(d)(iv)     Investment Advisory Agreement dated          *
                  June 1, 2000 between Registrant on
                  behalf of Franklin Large Cap Value Fund
                  and Franklin Advisory Service, LLC

EX-99.(e)(i)      Amended and Restated Distribution            *
                  Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc.,
                  dated October 31, 2000

EX-99.(e)(ii)     Forms of Dealer Agreements between           *
                  Franklin/Templeton Distributors, Inc.
                  and Securities Dealers dated March 1,
                  1998

EX-99.(g)(i)      Master Custodian Agreement between           *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(g)(ii)     Amendment dated May 7, 1997 to Master        *
                  Custody Agreement between Registrant
                  and Bank of New York dated February 16,
                  1996

EX-99.(g)(iii)    Amendment dated February 27, 1998 to         *
                  the Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99 (g) (iv)    Amendment dated March 28, 2001, to        Attached
                  Exhibit A of the Master Custody
                  Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99 (g) (v)     Amendment dated May 16, 2001, to the      Attached
                  Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(g)(vi)     Amended and Restated Foreign Custody      Attached
                  Manager Agreement between Registrant
                  and Bank of New York dated May 16, 2001

EX-99             (g)(vii) Terminal Link Agreement between     *
                  Registrant and Bank
                  of New York dated February 16, 1996

EX-99.(h)(i)      Subcontract for Fund Administrative          *
                  Services dated January 1, 2001 between
                  Franklin Advisory Services, LLC, and
                  Franklin Templeton Services, LLC

EX-99.(h)(ii)     Fund Administration Agreement between        *
                  Registrant on behalf of Franklin Large
                  Cap Value Fund and Franklin Templeton
                  Services, LLC

EX-99.(i)(i)      Opinion and Consent of counsel dated         *
                  December 14, 1998

EX-99. (j)(i)     Consent of Independent Auditors           Attached

EX-99.(l)(i)      Letter of Understanding relating to          *
                  Initial Capital of Franklin Balance
                  Sheet Investment Fund dated November
                  17, 1989

EX-99.(l)(ii)     Letter of Understanding relating to          *
                  Initial Capital of Franklin MicroCap
                  Value Fund dated November 29, 1995

EX-99.(l)(iii)    Letter of Understanding relating to          *
                  Initial Capital of Franklin Value Fund

EX-99.(l)(iv)     Letter of Understanding relating to          *
                  Initial Capital of Franklin Value Fund
                  - Class C dated August 30, 1996

EX-99.(l)(v)      Letter of Understanding relating to          *
                  Initial Capital of Franklin Large Cap
                          Value Fund dated May 30, 2000

EX-99.(m)(i)      Amended and Restated Distribution Plan       *
                  between Franklin Balance Sheet
                  Investment Fund and Franklin/Templeton
                  Distributors, Inc., pursuant to Rule
                  12b-1 dated July 1, 1993

EX-99.(m)(ii)     Distribution Plan pursuant to Rule           *
                  12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin MicroCap Value
                  Fund and Franklin/Templeton Distributors,
                  Inc., dated December 12, 1995

EX-99.(m)(iii)    Distribution Plan Pursuant to Rule           *
                  12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin Value Fund
                  and Franklin/Templeton Distributors,
                           Inc., dated March 11, 1996

EX-99.(m)(iv)     Class B Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin Value
                  Fund and Franklin/ Templeton
                  Distributors, Inc.

EX-99.(m)(v)      Class A Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin Large Cap
                  Value Fund and Franklin Templeton
                  Distributors, Inc.

EX-99.(m)(vi)     Class B Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin Large
                  Cap Value Fund and Franklin Templeton
                  Distributors, Inc.

EX-99.(m)(vii)    Class C Distribution Plan pursuant to        *
                  Rule 12b-1 between Franklin Value Investors
                  Trust on behalf of Franklin Large Cap
                  Value Fund and Franklin Value Fund and
                  Franklin Templeton Distributors, Inc.
                  dated October 31, 2000

EX-99. (m)        Class B Distribution Plan Pursuant to     Attached
(viii)            Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Balance Sheet Investment
                  Fund and Franklin/Templeton Distributors, Inc.
                  dated March 1, 2001

EX-99.(m)(ix)     Class C Distribution Plan Pursuant to     Attached
                  Rule 12b-1 between Franklin Value
                  Investors Trust on behalf of Franklin
                  Balance Sheet Investment Fund and Franklin/
                  Templeton Distributors, Inc.
                  dated March 1, 2001

EX-99. (m)(x)     Class R Distribution Plan for Franklin    Attached
                  Balance Sheet Investment Fund  dated
                  January 1, 2002

EX-99.(n)(i)      Multiple Class Plan for Franklin             *
                  MicroCap Value Fund dated June 12, 1996

EX-99.(n)(ii)     Multiple Class Plan for Franklin Value       *
                  Fund dated June 23, 1998

EX-99.(n)(iii)    Multiple Class Plan for Franklin Large       *
                  Cap Value Fund dated June 1, 2000

EX-99.(n)(iv)     Multiple Class Plan for Franklin          Attached
                  Balance Sheet Investment Fund dated
                  October 8, 2001

EX-99.(p)(i)      Code of Ethics                            Attached

EX-99.(q)(i)      Power of Attorney dated February 24,         *
                  2000

*Incorporated by Reference